INTERIM FINANCIAL DATA (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ (1,051,026)	$ (1,091,231)	$ (1,046,554)
4.875% senior unsecured convertible bonds due 2023
Effect of recently adopted accounting standard [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%
Accumulated profit/(deficit)
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ (2,417)	(40,015)	0	$ 92,720
Additional paid-in capital
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ (617,370)	$ (616,554)	$ (615,913)	(621,037)
Cumulative effect, period of adoption, adjustment
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent				1,600
Cumulative effect, period of adoption, adjustment | Accumulated profit/(deficit)
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent				(4,285)
Cumulative effect, period of adoption, adjustment | Additional paid-in capital
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent				$ 5,863